ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year Ended December 31, 2023

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2023, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the three-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2023, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for each of the years or periods in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023 by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 19, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Conservative Balanced Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Statement of operations for the period from January 1, 2023 to July 28, 2023 (liquidation) and the statements of changes in net assets for the period from January 1, 2023 to July 28, 2023 (liquidation) and the year ended December 31, 2022.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Statement of operations for the period from January 1, 2023 to April 17, 2023 (liquidation) and the statements of changes in net assets for the period from January 1, 2023 to April 17, 2023 (liquidation) and the year ended December 31, 2022.

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1997

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund- Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund- Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio- Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Institutional Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2023

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	384,516.359	$5,705,921	$5,375,539
Invesco V.I. Capital Appreciation Fund-Series I Shares	34,961.029	1,682,854	1,645,616
Invesco V.I. Comstock Fund-Series I Shares	241,780.017	4,228,022	4,755,813
Invesco V.I. Conservative Balanced Fund-Series I Shares	49,179.725	775,368	755,401
Invesco V.I. Core Equity Fund-Series I Shares	110,652.409	3,340,016	3,241,009
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	106,905.331	7,610,326	6,714,724
Invesco V.I. Diversified Dividend Fund-Series I Shares	41,697.398	1,032,526	1,010,745
Invesco V.I. Health Care Fund-Series I Shares	90,193.030	2,498,283	2,336,901
Invesco V.I. High Yield Fund-Series I Shares	147,566.006	749,857	692,085
Invesco V.I. Main Street Fund®-Series I Shares	97,851.402	2,110,264	1,782,853
Invesco V.I. Small Cap Equity Fund-Series I Shares	78,862.643	1,378,808	1,356,437
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	55,801.474	590,905	579,777
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27,378.170	296,654	271,318
Morningstar Growth ETF Asset Allocation Portfolio-Class II	122,335.810	1,339,977	1,387,288
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	50,502.424	531,744	497,449
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340,784.828	4,748,984	4,845,960
VP Large Company Value Fund-Class I	114,032.905	1,796,579	2,024,084
VP Mid Cap Value Fund-Class I	244,567.677	4,832,487	4,754,396
VP Ultra® Fund-Class I	216,988.563	4,444,817	5,565,757
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	38,544.124	665,118	715,379
Technology Growth Portfolio-Initial Shares	529,263.314	12,521,882	14,824,665
BNY Mellon Stock Index Fund, Inc.-Initial Shares	637,297.191	31,928,238	44,024,490
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	132,442.435	4,890,987	5,957,261
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	198,860.881	7,268,397	6,964,108
Government Money Market Portfolio	4,206,592.780	4,206,592	4,206,593
Growth and Income Portfolio-Initial Shares	97,371.261	2,877,890	3,147,039
Opportunistic Small Cap Portfolio-Initial Shares	95,981.196	4,262,331	4,024,492
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	32,076.353	531,152	626,772
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	74,784.382	537,018	466,655
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	187,111.114	2,442,519	2,550,324
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	74,993.219	948,010	1,067,903
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	507,105.639	17,557,523	22,961,743
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	209,394.800	14,546,638	16,022,890
Janus Henderson VIT Forty Portfolio-Institutional Shares	293,565.471	11,624,277	13,900,325
Janus Henderson VIT Global Research Portfolio-Institutional Shares	138,807.800	5,857,433	8,481,157
Janus Henderson VIT Overseas Portfolio-Institutional Shares	195,515.638	5,632,701	8,225,343
Janus Henderson VIT Research Portfolio-Institutional Shares	286,720.442	9,877,889	12,945,428
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	178,764.947	1,485,027	820,531
U.S. Real Estate Portfolio-Class I	254,901.081	4,590,415	3,706,262
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	70,734.150	847,247	818,394
PIMCO Total Return Portfolio-Administrative Class	271,806.248	2,879,182	2,495,181
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	20,799.570	380,405	356,505

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	83,391.919	$62.876636	$5,243,404
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.781	68.112127	23,756
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	70.885349	108,379
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.204	37.733275	3,517
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	41,157.015	38.471513	1,583,373
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,018.574	40.770499	41,528
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	409.810	41.966585	17,198
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	229.824	28.267698	6,497
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	156,848.648	28.633749	4,491,165
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,102.161	29.759065	92,317
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,466.556	30.336144	165,834
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	39,108.079	15.596774	609,960
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,548.331	17.013934	145,441
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	113,952.989	28.138244	3,206,437
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	29.692777	9,340
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	827.310	30.498994	25,232
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	507,693.016	12.882484	6,540,348
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,230.935	13.026998	120,251
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,131.835	13.099593	54,125
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	38,805.831	25.427804	986,747
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	843.387	26.427098	22,288
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	26.939588	1,710
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	71,620.157	32.493874	2,327,217
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.067	34.805644	4,631
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	36.018962	5,053
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,003.866	21.219331	636,663
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	22.527760	41,805
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	586.713	23.209373	13,617
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	43,278.543	36.946733	1,599,001
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,225.886	39.154449	126,308
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,427.772	40.303303	57,544
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	39,745.049	32.672343	1,298,563
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	33.635856	1,751
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	34.625197	16,202
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,120.082	35.641194	39,921
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,242.007	16.317851	526,120
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	86.712	17.166622	1,489
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	17.605828	52,168
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	17,821.382	12.406476	221,101
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	13.385724	50,217
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	62,737.961	17.913447	1,123,853
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,630.159	19.327362	263,435
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	29,939.180	14.284291	427,660
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,528.284	15.411755	69,789
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	40.623	21.307647	866
VP Capital Appreciation Fund-Class I - 1.40% series contract	222,690.296	21.518137	4,791,880
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,684.369	22.161477	37,328
VP Capital Appreciation Fund-Class I - 0.95% series contract	706.392	22.489093	15,886
VP Large Company Value Fund-Class I - 1.40% series contract	71,750.771	26.402502	1,894,400
VP Large Company Value Fund-Class I - 1.10% series contract	2,485.844	27.980367	69,555
VP Large Company Value Fund-Class I - 0.95% series contract	2,087.720	28.801443	60,129
VP Mid Cap Value Fund-Class I - 1.40% series contract	107,848.142	41.820841	4,510,301
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,121.750	44.320112	94,036
VP Mid Cap Value Fund-Class I - 0.95% series contract	3,289.319	45.620209	150,059
VP Ultra® Fund-Class I - 1.50% series contract	96.659	52.684277	5,092
VP Ultra® Fund-Class I - 1.40% series contract	99,763.161	53.714575	5,358,736
VP Ultra® Fund-Class I - 1.10% series contract	2,584.463	56.924209	147,119
VP Ultra® Fund-Class I - 0.95% series contract	935.422	58.593970	54,810
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	24,507.981	24.430645	598,746
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	25.701546	50,542
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,507.328	26.359145	66,091
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.179	55.856836	4,031
Technology Growth Portfolio-Initial Shares - 1.40% series contract	259,150.787	56.949407	14,758,484
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.050	60.352580	8,573
Technology Growth Portfolio-Initial Shares - 0.95% series contract	862.432	62.123154	53,577
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	3.126	52.754605	166
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	803,129.753	54.181101	43,514,454
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	180.876	44.856057	8,113
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	5,488.447	58.691552	322,125
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	2,940.906	61.080431	179,632
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.40% series contract	147,552.701	39.787520	5,870,756
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.10% series contract	2,007.056	43.100283	86,505

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	131,336.172	$52.581585	$6,905,864
Appreciation Portfolio-Initial Shares - 1.10% series contract	377.605	56.958957	21,508
Appreciation Portfolio-Initial Shares - 0.95% series contract	619.738	59.276483	36,736
Government Money Market Portfolio - 1.40% series contract	3,637,465.898	1.108595	4,032,477
Government Money Market Portfolio - 1.10% series contract	79,667.618	1.191149	94,896
Government Money Market Portfolio - 0.95% series contract	64,266.727	1.232672	79,220
Growth and Income Portfolio-Initial Shares - 1.40% series contract	65,501.743	47.792971	3,130,523
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	51.771917	13,816
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	53.878926	2,700
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	136.918	29.653660	4,060
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	131,902.590	30.454874	4,017,077
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	97.507	32.991060	3,217
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	34.334455	138
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	22,232.501	25.151850	559,188
Calamos® Growth and Income Portfolio - 0.95% series contract	2,490.477	27.136827	67,584
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	17,853.290	23.639526	422,043
Davis Value Portfolio - 1.10% series contract	1,264.031	24.869268	31,436
Davis Value Portfolio - 0.95% series contract	516.582	25.505580	13,176
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	59,547.041	42.271891	2,517,166
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	45.548348	12,075
DWS Small Cap Index VIP-Class A - 0.95% series contract	445.957	47.276298	21,083
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	81,393.459	11.144507	907,089
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	11.724380	74,835
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	7,150.356	12.024405	85,979
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	368,648.517	61.376858	22,626,488
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,550.657	66.486216	103,097
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,355.292	69.191652	232,158
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	187,034.789	83.693739	15,653,640
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	68.058234	2,989
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	90.663196	294,035
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	765.494	94.352212	72,226
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	273.096	57.583774	15,726
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	234,042.415	59.039279	13,817,695
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.234	63.614798	41,683
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	66.028154	25,221
Janus Aspen Series (Continued):
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	238,201.711	35.316864	8,412,538
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,779.704	38.257686	68,087
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	39.814290	532
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	210,655.236	37.686317	7,938,820
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	31.468363	889
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,180.080	40.824593	170,650
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,706.387	42.486205	114,984
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	91.604	52.528284	4,812
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	237,019.223	53.948081	12,786,732
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	58.439785	153,647
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	60.819006	237
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.50% series contract	71.618	30.727728	2,200
Discovery Portfolio-Class I - 1.40% series contract	25,572.878	31.252197	799,209
Discovery Portfolio-Class I - 1.10% series contract	44.090	32.878176	1,450
Discovery Portfolio-Class I - 0.95% series contract	524.097	33.719479	17,672
U.S. Real Estate Portfolio-Class I - 1.40% series contract	73,891.377	48.334703	3,571,519
U.S. Real Estate Portfolio-Class I - 1.25% series contract	20.187	47.529427	959
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,817.848	52.359263	95,181
U.S. Real Estate Portfolio-Class I - 0.95% series contract	708.436	54.490780	38,603
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	53,070.363	14.496496	769,334
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	583.425	15.362803	8,963
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,535.597	15.813585	40,097
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	140,783.810	15.197169	2,139,515
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	11,419.846	16.105355	183,921
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	10,359.911	16.577876	171,745
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,431.139	12.502821	342,967
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	12.697239	13,538

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2023

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$32,106	$71,044	$(38,939)	$(122,528)	$1,053,954	$(229,852)	$701,574	$662,635
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	21,342	(21,342)	(64,087)	0	528,141	464,054	442,712
Invesco V.I. Comstock Fund-Series I Shares	82,807	64,498	18,310	53,826	509,734	(111,870)	451,690	470,000
Invesco V.I. Conservative Balanced Fund-Series I Shares	13,875	9,729	4,147	970	0	73,466	74,436	78,583
Invesco V.I. Core Equity Fund-Series I Shares	23,158	44,623	(21,464)	(102,692)	74,734	671,877	643,919	622,455
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	91,525	(91,525)	(177,935)	0	983,617	805,682	714,157
Invesco V.I. Diversified Dividend Fund-Series I Shares	19,795	14,435	5,360	(9,721)	81,521	(4,222)	67,578	72,938
Invesco V.I. Health Care Fund-Series I Shares	0	34,473	(34,473)	12,264	0	58,938	71,202	36,729
Invesco V.I. High Yield Fund-Series I Shares	35,419	9,356	26,063	(17,548)	0	47,224	29,676	55,739
Invesco V.I. Main Street Fund®-Series I Shares	14,073	24,050	(9,977)	(178,738)	114,432	415,882	351,576	341,599
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	19,718	(19,718)	(65,783)	23,871	266,407	224,495	204,777
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	10,991	7,546	3,445	(2,978)	12,793	46,653	56,468	59,913
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	5,978	3,519	2,459	(3,140)	3,016	14,225	14,101	16,560
Morningstar Growth ETF Asset Allocation Portfolio-Class II	23,717	17,411	6,306	(1,550)	30,704	136,790	165,944	172,250
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	10,145	6,528	3,617	(8,529)	4,718	43,003	39,192	42,809
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	70,041	(70,041)	(77,782)	7,453	988,845	918,516	848,475
VP Large Company Value Fund-Class I	53,736	28,421	25,315	50,570	58,420	(91,454)	17,536	42,851
VP Mid Cap Value Fund-Class I	111,801	67,153	44,649	33,581	553,994	(419,864)	167,711	212,360
VP Ultra® Fund-Class I	0	72,249	(72,249)	161,870	372,950	1,315,922	1,850,742	1,778,493
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	3,826	9,333	(5,507)	(11,242)	22,475	99,418	110,651	105,144
Technology Growth Portfolio-Initial Shares	0	181,899	(181,899)	396,173	0	5,518,201	5,914,374	5,732,475
BNY Mellon Stock Index Fund, Inc.-Initial Shares	599,499	595,411	4,088	3,188,548	1,586,740	4,364,657	9,139,945	9,144,033
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	46,284	83,921	(37,637)	43,030	743,238	453,639	1,239,907	1,202,270
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	47,272	93,120	(45,848)	(114,446)	566,750	765,080	1,217,384	1,171,536
Government Money Market Portfolio	132,816	48,829	83,987	0	0	0	0	83,987
Growth and Income Portfolio-Initial Shares	19,840	43,175	(23,335)	69,901	334,687	300,505	705,093	681,758
Opportunistic Small Cap Portfolio-Initial Shares	13,439	56,225	(42,787)	(24,488)	90,577	279,030	345,119	302,332
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	3,965	9,257	(5,292)	45,835	20,363	56,355	122,553	117,261
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	5,665	6,094	(429)	(10,649)	45,252	84,995	119,598	119,169
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	29,578	36,367	(6,789)	(251,774)	63,406	578,973	390,605	383,816
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	41,569	16,429	25,140	(443)	0	193,221	192,778	217,918
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	491,557	333,477	158,080	2,258,703	0	668,435	2,927,138	3,085,218
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	24,204	221,998	(197,794)	422,695	1,093,577	1,058,609	2,574,881	2,377,087
Janus Henderson VIT Forty Portfolio-Institutional Shares	24,224	180,004	(155,780)	312,742	0	3,929,560	4,242,302	4,086,522
Janus Henderson VIT Global Research Portfolio-Institutional Shares	74,849	114,420	(39,571)	481,550	232,181	1,130,479	1,844,210	1,804,639
Janus Henderson VIT Overseas Portfolio-Institutional Shares	127,371	118,384	8,986	181,191	0	566,350	747,541	756,527
Janus Henderson VIT Research Portfolio-Institutional Shares	17,217	165,569	(148,352)	237,959	0	3,927,609	4,165,568	4,017,216
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I (*)	86,066	16,274	69,792	(560,580)	0	529,259	(31,321)	38,471
Discovery Portfolio-Class I	0	10,021	(10,021)	(750,089)	0	1,024,348	274,259	264,238
U.S. Real Estate Portfolio-Class I	81,587	51,094	30,493	(132,530)	0	544,257	411,727	442,220
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	27,275	12,811	14,464	(39,474)	0	51,359	11,885	26,349
PIMCO Total Return Portfolio-Administrative Class	96,178	36,505	59,673	(167,505)	0	212,169	44,664	104,337
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series (**)	39,065	1,669	37,396	(99,987)	8,413	59,669	(31,905)	5,491
Timothy Plan Strategic Growth Portfolio Variable Series (**)	46,992	1,812	45,180	(111,490)	54,962	17,128	(39,400)	5,780
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	4,480	4,636	(156)	(1,672)	11,858	36,251	46,437	46,281

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.
(**)	For the period January 1, 2023 through the liquidation date of April 17, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2023

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(38,939)	$(122,528)	$1,053,954	$(229,852)	$662,635	$52,752	$ 692,493	$(26,100)	$(665,840)	$(3,205)	$5,378,744	$5,375,539
Invesco V.I. Capital Appreciation Fund-Series I Shares	(21,342)	(64,087)	0	528,141	442,712	24,754	264,805	(21,580)	(261,631)	181,081	1,464,535	1,645,616
Invesco V.I. Comstock Fund-Series I Shares	18,310	53,826	509,734	(111,870)	470,000	34,244	454,852	(145,441)	(566,048)	(96,048)	4,851,861	4,755,813
Invesco V.I. Conservative Balanced Fund-Series I Shares	4,147	970	0	73,466	78,583	4,722	81,244	(457)	(76,980)	1,603	753,798	755,401
Invesco V.I. Core Equity Fund-Series I Shares	(21,464)	(102,692)	74,734	671,877	622,455	20,966	354,754	(68,468)	(402,257)	220,198	3,020,811	3,241,009
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(91,525)	(177,935)	0	983,617	714,157	67,707	619,361	(31,473)	(583,127)	131,030	6,583,694	6,714,724
Invesco V.I. Diversified Dividend Fund-Series I Shares	5,360	(9,721)	81,521	(4,222)	72,938	18,171	168,362	(61,095)	(211,287)	(138,349)	1,149,094	1,010,745
Invesco V.I. Health Care Fund-Series I Shares	(34,473)	12,264	0	58,938	36,729	52,348	479,441	(13,694)	(440,787)	(404,058)	2,740,959	2,336,901
Invesco V.I. High Yield Fund-Series I Shares	26,063	(17,548)	0	47,224	55,739	15,462	76,533	38,589	(22,482)	33,257	658,828	692,085
Invesco V.I. Main Street Fund®-Series I Shares	(9,977)	(178,738)	114,432	415,882	341,599	17,299	217,757	(47,928)	(248,385)	93,214	1,689,639	1,782,853
Invesco V.I. Small Cap Equity Fund-Series I Shares	(19,718)	(65,783)	23,871	266,407	204,777	19,983	411,979	(29,042)	(421,037)	(216,260)	1,572,697	1,356,437
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	3,445	(2,978)	12,793	46,653	59,913	15,517	30,670	(74)	(15,228)	44,685	535,092	579,777
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,459	(3,140)	3,016	14,225	16,560	12,947	26,364	773	(12,644)	3,916	267,402	271,318
Morningstar Growth ETF Asset Allocation Portfolio-Class II	6,306	(1,550)	30,704	136,790	172,250	26,654	75,036	(1,608)	(49,989)	122,261	1,265,027	1,387,288
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	3,617	(8,529)	4,718	43,003	42,809	6,224	42,767	(300)	(36,843)	5,966	491,483	497,449
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(70,041)	(77,782)	7,453	988,845	848,475	83,353	967,778	(131,878)	(1,016,303)	(167,828)	5,013,788	4,845,960
VP Large Company Value Fund-Class I	25,315	50,570	58,420	(91,454)	42,851	38,934	198,738	(59,518)	(219,321)	(176,470)	2,200,554	2,024,084
VP Mid Cap Value Fund-Class I	44,649	33,581	553,994	(419,864)	212,360	48,824	690,662	(45,367)	(687,205)	(474,845)	5,229,241	4,754,396
VP Ultra® Fund-Class I	(72,249)	161,870	372,950	1,315,922	1,778,493	43,161	707,707	(130,308)	(794,854)	983,639	4,582,118	5,565,757
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(5,507)	(11,242)	22,475	99,418	105,144	15,698	95,906	7,685	(72,523)	32,621	682,758	715,379
Technology Growth Portfolio-Initial Shares	(181,899)	396,173	0	5,518,201	5,732,475	118,102	1,508,587	(100,441)	(1,490,926)	4,241,549	10,583,116	14,824,665
BNY Mellon Stock Index Fund, Inc.-Initial Shares	4,088	3,188,548	1,586,740	4,364,657	9,144,033	339,139	5,452,947	(180,802)	(5,294,611)	3,849,422	40,175,068	44,024,490
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(37,637)	43,030	743,238	453,639	1,202,270	54,356	1,286,509	(5,584)	(1,237,737)	(35,467)	5,992,728	5,957,261
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(45,848)	(114,446)	566,750	765,080	1,171,536	55,069	614,152	(13,916)	(572,999)	598,537	6,365,571	6,964,108
Government Money Market Portfolio	83,987	0	0	0	83,987	28,320	679,594	3,089,498	2,438,224	2,522,211	1,684,382	4,206,593
Growth and Income Portfolio-Initial Shares	(23,335)	69,901	334,687	300,505	681,758	16,880	587,584	116,337	(454,368)	227,390	2,919,649	3,147,039
Opportunistic Small Cap Portfolio-Initial Shares	(42,787)	(24,488)	90,577	279,030	302,332	37,914	488,948	18,021	(433,013)	(130,681)	4,155,173	4,024,492
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(5,292)	45,835	20,363	56,355	117,261	6,652	208,571	(3,077)	(204,997)	(87,736)	714,508	626,772
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(429)	(10,649)	45,252	84,995	119,169	9,179	70,919	(11,501)	(73,241)	45,928	420,727	466,655
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(6,789)	(251,774)	63,406	578,973	383,816	43,145	479,639	2,040	(434,454)	(50,638)	2,600,962	2,550,324
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	25,140	(443)	0	193,221	217,918	29,623	401,684	(49,542)	(421,604)	(203,686)	1,271,589	1,067,903
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	158,080	2,258,703	0	668,435	3,085,218	210,723	4,760,102	(225,021)	(4,774,399)	(1,689,181)	24,650,924	22,961,743
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(197,794)	422,695	1,093,577	1,058,609	2,377,087	112,809	2,056,298	10,340	(1,933,149)	443,938	15,578,952	16,022,890
Janus Henderson VIT Forty Portfolio-Institutional Shares	(155,780)	312,742	0	3,929,560	4,086,522	87,139	1,525,061	(27,925)	(1,465,847)	2,620,675	11,279,650	13,900,325
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(39,571)	481,550	232,181	1,130,479	1,804,639	86,062	1,023,702	(101,830)	(1,039,469)	765,170	7,715,987	8,481,157
Janus Henderson VIT Overseas Portfolio-Institutional Shares	8,986	181,191	0	566,350	756,527	137,020	1,296,916	29,935	(1,129,960)	(373,433)	8,598,776	8,225,343
Janus Henderson VIT Research Portfolio-Institutional Shares	(148,352)	237,959	0	3,927,609	4,017,216	70,449	1,271,978	(2,843)	(1,204,371)	2,812,845	10,132,583	12,945,428
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I (*)	69,792	(560,580)	0	529,259	38,471	21,296	142,087	(1,924,709)	(2,045,502)	(2,007,031)	2,007,031	0
Discovery Portfolio-Class I	(10,021)	(750,089)	0	1,024,348	264,238	12,238	61,554	(66,296)	(115,612)	148,626	671,905	820,531
U.S. Real Estate Portfolio-Class I	30,493	(132,530)	0	544,257	442,220	52,604	562,975	(25,280)	(535,651)	(93,431)	3,799,693	3,706,262
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	14,464	(39,474)	0	51,359	26,349	27,423	165,866	68,432	(70,011)	(43,662)	862,056	818,394
PIMCO Total Return Portfolio-Administrative Class	59,673	(167,505)	0	212,169	104,337	57,302	647,237	150,867	(439,068)	(334,731)	2,829,912	2,495,181
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series (**)	37,396	(99,987)	8,413	59,669	5,491	568	6,361	(435,180)	(440,972)	(435,481)	435,481	0
Timothy Plan Strategic Growth Portfolio Variable Series (**)	45,180	(111,490)	54,962	17,128	5,780	167	3,112	(463,247)	(466,193)	(460,413)	460,413	0
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(156)	(1,672)	11,858	36,251	46,281	5,355	8,306	34	(2,918)	43,363	313,142	356,505

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.
(**)	For the period January 1, 2023 through the liquidation date of April 17, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(36,291)	$(25,452)	$989,913	$(1,187,172)	$(259,002)	$68,663	$ 609,685	$(110,428)	$(651,450)	$(910,452)	$6,289,196	5,378,744
Invesco V.I. Capital Appreciation Fund-Series I Shares	(23,618)	36,550	586,056	(1,295,913)	(696,925)	29,765	162,630	14,042	(118,823)	(815,748)	2,280,283	1,464,535
Invesco V.I. Comstock Fund-Series I Shares	10,759	179,940	159,071	(371,429)	(21,659)	39,216	724,282	169,084	(515,982)	(537,641)	5,389,502	4,851,861
Invesco V.I. Conservative Balanced Fund-Series I Shares	(393)	20,753	60,564	(264,959)	(184,035)	8,275	129,003	(13,922)	(134,650)	(318,685)	1,072,483	753,798
Invesco V.I. Core Equity Fund-Series I Shares	(17,431)	(95,938)	536,157	(1,340,050)	(917,262)	25,110	336,007	(53,286)	(364,183)	(1,281,445)	4,302,256	3,020,811
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(106,368)	139,572	2,025,900	(5,423,624)	(3,364,520)	76,821	854,866	(46,410)	(824,455)	(4,188,975)	10,772,669	6,583,694
Invesco V.I. Diversified Dividend Fund-Series I Shares	5,981	33,199	144,216	(211,301)	(27,905)	19,507	207,445	112,122	(75,816)	(103,721)	1,252,815	1,149,094
Invesco V.I. Health Care Fund-Series I Shares	(39,191)	12,649	381,763	(843,342)	(488,121)	56,354	173,507	(5,397)	(122,549)	(610,670)	3,351,629	2,740,959
Invesco V.I. High Yield Fund-Series I Shares	21,088	(21,761)	0	(91,740)	(92,413)	15,007	130,023	(100,416)	(215,432)	(307,845)	966,673	658,828
Invesco V.I. Main Street Fund®-Series I Shares	765	25,375	696,178	(1,214,252)	(491,934)	18,760	142,525	(1,701)	(125,466)	(617,400)	2,307,039	1,689,639
Invesco V.I. Small Cap Equity Fund-Series I Shares	(24,716)	21,318	303,695	(787,198)	(486,901)	19,902	229,932	(13,284)	(223,313)	(710,214)	2,282,911	1,572,697
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	2,081	(16,185)	32,195	(130,545)	(112,454)	22,710	38,944	(170,149)	(186,384)	(298,838)	833,930	535,092
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	267	(2,082)	9,417	(49,719)	(42,117)	6,372	27,593	(6,858)	(28,079)	(70,196)	337,598	267,402
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,618	8,073	52,726	(315,873)	(253,456)	30,238	304,995	(18,177)	(292,933)	(546,389)	1,811,416	1,265,027
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	2,028	(2,840)	22,428	(100,013)	(78,397)	9,943	16,114	(257)	(6,428)	(84,825)	576,308	491,483
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(80,467)	(180,491)	829,395	(2,816,127)	(2,247,690)	76,363	587,947	(33,586)	(545,171)	(2,792,861)	7,806,649	5,013,788
VP Large Company Value Fund-Class I	16,727	112,303	127,964	(292,103)	(35,109)	36,471	390,895	28,770	(325,654)	(360,763)	2,561,317	2,200,554
VP Mid Cap Value Fund-Class I	47,907	137,018	779,014	(1,104,743)	(140,804)	51,660	833,974	(11,450)	(793,764)	(934,568)	6,163,809	5,229,241
VP Ultra® Fund-Class I	(76,817)	225,164	596,830	(3,154,410)	(2,409,233)	53,408	536,475	57,651	(425,417)	(2,834,650)	7,416,768	4,582,118
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(6,914)	(18,702)	192,078	(304,113)	(137,651)	14,694	118,964	(12,571)	(116,841)	(254,492)	937,250	682,758
Technology Growth Portfolio-Initial Shares	(196,174)	484,829	1,400,914	(11,686,367)	(9,996,798)	109,958	1,262,566	(59,378)	(1,211,986)	(11,208,784)	21,791,900	10,583,116
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(31,601)	2,510,977	3,872,675	(16,612,930)	(10,260,879)	383,013	3,618,994	(25,354)	(3,261,336)	(13,522,215)	53,697,283	40,175,068
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(59,581)	78,189	511,259	(2,571,195)	(2,041,328)	35,354	713,468	(58,945)	(737,059)	(2,778,387)	8,771,115	5,992,728
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(54,542)	(203,794)	2,243,258	(3,752,024)	(1,767,102)	74,508	1,246,148	(80,009)	(1,251,650)	(3,018,752)	9,384,323	6,365,571
Government Money Market Portfolio	(3,427)	0	0	0	(3,427)	17,849	269,205	(70,964)	(322,320)	(325,747)	2,010,129	1,684,382
Growth and Income Portfolio-Initial Shares	(20,011)	42,309	638,605	(1,272,186)	(611,283)	16,782	421,139	(65,246)	(469,604)	(1,080,887)	4,000,536	2,919,649
Opportunistic Small Cap Portfolio-Initial Shares	(64,409)	(5,333)	943,856	(1,816,812)	(942,698)	45,820	334,681	(46,473)	(335,333)	(1,278,031)	5,433,204	4,155,173
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(5,186)	25,327	72,459	(286,331)	(193,731)	13,566	50,363	(54,254)	(91,052)	(284,783)	999,291	714,508
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(911)	(26,137)	103,471	(206,090)	(129,667)	17,033	123,613	10,813	(95,767)	(225,434)	646,161	420,727
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(14,086)	(73,304)	533,038	(1,270,886)	(825,238)	49,661	300,507	(247,429)	(498,275)	(1,323,513)	3,924,475	2,600,962
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	25,750	(77,082)	0	(97,489)	(148,821)	31,741	312,445	9,872	(270,832)	(419,653)	1,691,242	1,271,589
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	(53,114)	1,503,414	864,393	(8,035,515)	(5,720,822)	258,132	3,728,615	54,413	(3,416,070)	(9,136,892)	33,787,816	24,650,924
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(203,308)	745,486	2,746,986	(6,743,060)	(3,453,896)	127,610	1,237,534	(210,318)	(1,320,242)	(4,774,138)	20,353,090	15,578,952
Janus Henderson VIT Forty Portfolio-Institutional Shares	(164,585)	336,504	2,050,154	(8,640,604)	(6,418,531)	84,428	1,363,515	(325,846)	(1,604,932)	(8,023,463)	19,303,113	11,279,650
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(31,353)	489,949	937,113	(3,511,584)	(2,115,875)	95,720	867,912	(5,826)	(778,019)	(2,893,894)	10,609,881	7,715,987
Janus Henderson VIT Overseas Portfolio-Institutional Shares	30,367	(5,078)	0	(1,096,688)	(1,071,399)	151,272	962,978	(380,107)	(1,191,814)	(2,263,213)	10,861,989	8,598,776
Janus Henderson VIT Research Portfolio-Institutional Shares	(146,263)	236,246	2,081,584	(6,911,360)	(4,739,793)	77,155	924,669	(37,694)	(885,208)	(5,625,001)	15,757,584	10,132,583
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	63,140	(104,403)	43,203	(438,010)	(436,070)	39,741	510,469	7,571	(463,159)	(899,229)	2,906,260	2,007,031
Discovery Portfolio-Class I	(14,638)	(359,630)	462,723	(1,323,662)	(1,235,207)	18,718	46,152	(70,432)	(97,865)	(1,333,072)	2,004,977	671,905
U.S. Real Estate Portfolio-Class I	(7,549)	118,795	960,202	(2,580,484)	(1,509,036)	61,264	350,770	(80,681)	(370,187)	(1,879,223)	5,678,916	3,799,693
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	58,522	12,824	0	(218,073)	(146,727)	23,059	235,150	(71,310)	(283,401)	(430,128)	1,292,184	862,056
PIMCO Total Return Portfolio-Administrative Class	42,216	(140,306)	0	(509,185)	(607,275)	57,499	779,505	356,289	(365,718)	(972,993)	3,802,905	2,829,912
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(2,786)	2,607	59,425	(134,176)	(74,930)	7,426	41,609	(13,441)	(47,624)	(122,554)	558,035	435,481
Timothy Plan Strategic Growth Portfolio Variable Series	(2,160)	12,378	56,143	(150,462)	(84,101)	4,067	85,068	127	(80,874)	(164,975)	625,388	460,413
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	7,044	4,654	42,120	(131,603)	(77,785)	7,283	31,652	(21,010)	(45,380)	(123,165)	436,307	313,142

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services –Investment Companies. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2023 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION – Continued

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

•	Timothy Plan Conservative Growth Portfolio Variable Series

•	Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

The Morgan Stanley Core Plus Fixed Income Portfolio was liquidated on July 28, 2023. If variable annuity contract owners had money allocated to the Morgan Stanley Core Plus Fixed Income Portfolio-Class I Sub-Account on July 28, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

The Timothy Plan Conservative Growth Portfolio Variable Series was liquidated on April 17, 2023. If variable annuity contract owners had money allocated to The Timothy Plan Conservative Growth Portfolio Variable Series Sub-Account on April 17, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

The Timothy Plan Strategic Growth Portfolio Variable Series was liquidated on April 17, 2023. If variable annuity contract owners had money allocated to The Timothy Plan Strategic Growth Portfolio Variable Series Sub-Account on April 17, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2023.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2023:

1.50% Series Contracts	$634
1.40% Series Contracts	3,066,434
1.25% Series Contracts	1,906
1.10% Series Contracts	29,424
0.95% Series Contracts	28,000

$3,126,398

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $93,926 for the year ended December 31, 2023.

(4)	OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4)	OTHER – Continued

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2023, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$1,112,680	$763,505
Invesco V.I. Capital Appreciation Fund-Series I Shares	11,822	294,795
Invesco V.I. Comstock Fund-Series I Shares	604,030	642,034
Invesco V.I. Conservative Balanced Fund-Series I Shares	22,152	94,985
Invesco V.I. Core Equity Fund-Series I Shares	101,325	450,312
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	33,637	708,289
Invesco V.I. Diversified Dividend Fund-Series I Shares	175,439	299,845
Invesco V.I. Health Care Fund-Series I Shares	37,528	512,788
Invesco V.I. High Yield Fund-Series I Shares	91,885	88,304
Invesco V.I. Main Street Fund®-Series I Shares	135,392	279,322
Invesco V.I. Small Cap Equity Fund-Series I Shares	41,342	458,226
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36,266	35,256
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	22,512	29,681
Morningstar Growth ETF Asset Allocation Portfolio-Class II	75,033	88,012
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	20,510	49,018
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	62,229	1,141,120
VP Large Company Value Fund-Class I	199,932	335,518
VP Mid Cap Value Fund-Class I	742,642	831,204
VP Ultra® Fund-Class I	432,204	926,357
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	64,990	120,545
Technology Growth Portfolio-Initial Shares	55,934	1,728,759
BNY Mellon Stock Index Fund, Inc.-Initial Shares	2,510,947	6,214,730
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	812,704	1,344,840
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	632,698	684,795
Government Money Market Portfolio	3,304,388	782,177
Growth and Income Portfolio-Initial Shares	474,166	617,182
Opportunistic Small Cap Portfolio-Initial Shares	156,558	541,781
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	28,130	218,056
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	56,366	84,784
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	444,206	822,043
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	111,057	507,521
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	2,198,604	6,814,923
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,261,723	2,299,089
Janus Henderson VIT Forty Portfolio-Institutional Shares	208,361	1,829,988
Janus Henderson VIT Global Research Portfolio-Institutional Shares	324,247	1,171,106
Janus Henderson VIT Overseas Portfolio-Institutional Shares	305,385	1,426,359
Janus Henderson VIT Research Portfolio-Institutional Shares	52,329	1,405,052
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	162,569	2,138,279
Discovery Portfolio-Class I	22,805	148,438
U.S. Real Estate Portfolio-Class I	123,344	628,502
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	574,970	630,517
PIMCO Total Return Portfolio-Administrative Class	391,802	771,197
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	48,813	443,976
Timothy Plan Strategic Growth Portfolio Variable Series	102,199	468,250
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	20,762	11,978

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	94,999.199	939.057	12,546.337	83,391.919
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	490.435	0.000	490.435	0.000
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	349.368	0.000	0.587	348.781
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	0.000	0.000	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.366	0.000	0.162	93.204
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	48,764.874	612.901	8,220.760	41,157.015
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	271.989	0.000
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,013.040	5.534	-0.000	1,018.574
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	561.692	2.334	154.216	409.810
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	239.331	0.000	9.507	229.824
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	177,575.037	1,113.528	21,839.917	156,848.648
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,967.731	32.754	898.324	3,102.161
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,504.529	4.433	42.406	5,466.556
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	43,972.010	700.586	5,564.517	39,108.079
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	394.900	0.000
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,548.331	0.000	0.000	8,548.331
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	129,349.456	503.297	15,899.764	113,952.989
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	0.000	0.000	314.552
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	843.177	3.207	19.074	827.310
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	555,594.537	5,206.267	53,107.788	507,693.016
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	116.152	0.000	116.152	0.000
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,445.269	123.595	337.929	9,230.935
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,903.999	6.814	778.978	4,131.835
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	47,653.540	3,391.621	12,239.330	38,805.831
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	839.429	3.958	-0.000	843.387
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	84,859.504	1,589.718	14,829.065	71,620.157
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	436.033	0.000	436.033	0.000
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.979	0.000	0.912	133.067
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	213.267	0.000	72.967	140.300
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,981.024	3,064.109	4,041.267	30,003.866
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	721.257	4.726	139.270	586.713
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	49,709.654	454.992	6,886.103	43,278.543
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	42.880	0.000	42.880	0.000
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,808.536	11.495	594.145	3,225.886
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,643.785	0.000	216.013	1,427.772
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	53,166.588	860.798	14,282.337	39,745.049
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	98.648	0.000	46.601	52.047
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,444.220	0.000	324.138	1,120.082
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	33,204.312	986.294	1,948.599	32,242.007
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	88.571	0.000	1.859	86.712
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	18,889.962	1,139.681	2,208.261	17,821.382
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	0.000	0.000	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	65,616.831	1,534.570	4,413.440	62,737.961
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,638.016	0.000	7.857	13,630.159
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,463.275	435.309	2,959.404	29,939.180
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,709.284	0.000	181.000	4,528.284
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	41.127	0.000	0.504	40.623
VP Capital Appreciation Fund-Class I - 1.40% series contract	272,789.596	4,144.888	54,244.188	222,690.296
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	1,512.514	0.000
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,688.594	0.000	4.225	1,684.369
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,142.195	0.000	435.803	706.392
VP Large Company Value Fund-Class I - 1.40% series contract	79,924.659	4,054.428	12,228.316	71,750.771
VP Large Company Value Fund-Class I - 1.10% series contract	2,485.844	0.000	0.000	2,485.844
VP Large Company Value Fund-Class I - 0.95% series contract	2,600.048	9.930	522.258	2,087.720
VP Mid Cap Value Fund-Class I - 1.40% series contract	124,208.649	2,444.387	18,804.894	107,848.142
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	0.000	16.504	2,121.750
VP Mid Cap Value Fund-Class I - 0.95% series contract	4,041.031	42.236	793.948	3,289.319
VP Ultra® Fund-Class I - 1.50% series contract	97.128	0.000	0.469	96.659
VP Ultra® Fund-Class I - 1.40% series contract	116,829.567	1,850.032	18,916.438	99,763.161
VP Ultra® Fund-Class I - 1.10% series contract	2,587.263	0.000	2.800	2,584.463
VP Ultra® Fund-Class I - 0.95% series contract	971.188	0.000	35.766	935.422

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	27,652.396	1,939.596	5,084.011	24,507.981
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,605.376	7.596	105.644	2,507.328
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.414	0.000	0.235	72.179
Technology Growth Portfolio-Initial Shares - 1.40% series contract	290,839.304	2,031.713	33,720.230	259,150.787
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.696	0.000	0.646	142.050
Technology Growth Portfolio-Initial Shares - 0.95% series contract	980.177	0.000	117.745	862.432
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.244	0.000	0.118	3.126
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	909,194.920	8,538.554	114,603.721	803,129.753
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	1,122.316	0.000	941.440	180.876
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	6,448.534	1.557	961.644	5,488.447
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	3,239.347	0.000	298.441	2,940.906
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	180,029.978	1,080.515	33,557.792	147,552.701
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,007.056	0.000	0.000	2,007.056
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,511.589	0.001	1,511.590	0.000
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	143,157.987	898.286	12,720.101	131,336.172
Appreciation Portfolio-Initial Shares - 1.25% series contract	107.195	0.000	107.195	0.000
Appreciation Portfolio-Initial Shares - 1.10% series contract	407.986	0.000	30.381	377.605
Appreciation Portfolio-Initial Shares - 0.95% series contract	636.409	0.000	16.671	619.738
Government Money Market Portfolio - 1.40% series contract	1,470,157.133	2,700,977.990	533,669.225	3,637,465.898
Government Money Market Portfolio - 1.25% series contract	0.000	291.582	291.582	0.000
Government Money Market Portfolio - 1.10% series contract	36,484.847	171,634.399	128,451.628	79,667.618
Government Money Market Portfolio - 0.95% series contract	48,248.276	24,676.807	8,658.356	64,266.727
Growth and Income Portfolio-Initial Shares - 1.40% series contract	75,967.070	3,118.323	13,583.650	65,501.743
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	0.000	0.000	266.866
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	0.000	-0.000	50.114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	142.581	0.000	5.663	136.918
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	146,604.048	2,401.148	17,102.606	131,902.590
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	61.215	0.000	61.215	0.000
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	100.686	0.000	3.179	97.507
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	96.415	0.000	92.401	4.014
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	26,639.367	294.682	4,701.548	22,232.501
Calamos® Growth and Income Portfolio - 0.95% series contract	6,524.557	9.616	4,043.696	2,490.477
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	21,107.330	403.291	3,657.331	17,853.290
Davis Value Portfolio - 1.25% series contract	42.904	0.000	42.904	0.000
Davis Value Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	743.326	0.000	226.744	516.582
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	69,406.977	10,095.480	19,955.416	59,547.041
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	0.000	0.000	265.110
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,028.830	2.418	585.291	445.957
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	118,017.067	7,896.601	44,520.209	81,393.459
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	31.291	0.000	31.291	0.000
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	10,350.112	5.729	3,205.485	7,150.356
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	451,324.161	29,829.155	112,504.799	368,648.517
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	14.120	0.000	14.120	0.000
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,815.315	0.000	264.658	1,550.657
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,362.278	0.480	7.466	3,355.292
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	212,217.390	2,462.709	27,645.310	187,034.789
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	0.000	0.000	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	0.000	0.000	3,243.155
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	853.061	0.381	87.948	765.494
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	282.021	0.000	8.925	273.096
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	258,935.002	4,365.227	29,257.814	234,042.415
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	987.999	0.000	987.999	0.000
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.671	0.000	0.437	655.234
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,455.108	0.000	2,073.133	381.975
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	271,089.366	1,355.465	34,243.120	238,201.711
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,863.436	0.000	83.732	1,779.704
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	239,679.108	6,090.825	35,114.697	210,655.236
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	744.929	0.000	716.687	28.242
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,755.881	33.943	609.744	4,180.080
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	3,572.491	5.158	871.262	2,706.387
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	92.001	0.000	0.397	91.604
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	262,220.433	1,589.024	26,790.234	237,019.223
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	0.000	0.000	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	-0.001	-0.001	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	100,700.173	4,263.358	104,963.531	0.000
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	17.326	0.000	17.326	0.000
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,875.205	131.535	4,006.740	0.000
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	1,684.843	16.927	1,701.770	0.000
Discovery Portfolio-Class I - 1.50% series contract	71.743	0.000	0.125	71.618
Discovery Portfolio-Class I - 1.40% series contract	29,853.198	1,026.330	5,306.650	25,572.878
Discovery Portfolio-Class I - 1.10% series contract	44.090	0.000	0.000	44.090
Discovery Portfolio-Class I - 0.95% series contract	586.334	8.221	70.458	524.097
U.S. Real Estate Portfolio-Class I - 1.40% series contract	85,776.304	1,426.069	13,310.996	73,891.377
U.S. Real Estate Portfolio-Class I - 1.25% series contract	61.983	0.000	41.796	20.187
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,840.906	23.952	47.010	1,817.848
U.S. Real Estate Portfolio-Class I - 0.95% series contract	839.139	4.929	135.632	708.436
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	54,743.356	38,999.903	40,672.896	53,070.363
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	974.500	0.000	391.075	583.425
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	4,619.022	30.360	2,113.785	2,535.597
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	164,438.306	20,637.495	44,291.991	140,783.810
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	62.902	0.000	62.902	0.000
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,416.330	408.184	2,404.668	11,419.846
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	14,586.774	217.189	4,444.052	10,359.911
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	28,045.912	101.332	28,147.244	0.000
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	28,792.420	20.249	28,812.669	0.000
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,675.996	450.810	695.667	27,431.139
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	106,162.016	1,292.466	12,455.283	94,999.199
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,361.458	0.000	871.023	490.435
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	427.081	0.000	77.713	349.368
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	0.000	0.000	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.549	0.000	0.183	93.366
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	50,960.537	2,017.051	4,212.714	48,764.874
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	-0.000	271.989
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,007.344	5.696	-0.000	1,013.040
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,486.082	4.162	928.552	561.692
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	254.217	0.000	14.886	239.331
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	197,394.975	16,241.076	36,061.014	177,575.037
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	237.508	0.000	237.508	0.000
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,069.666	0.000	101.935	3,967.731
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,558.705	233.397	287.573	5,504.529
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	52,935.750	601.235	9,564.975	43,972.010
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	-0.000	394.900
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,557.395	0.000	9.064	8,548.331
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	143,629.601	904.849	15,184.994	129,349.456
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	559.564	0.000	245.012	314.552
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,388.273	13.212	558.308	843.177
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	615,718.361	12,304.755	72,428.579	555,594.537
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	3,304.943	0.000	3,188.791	116.152
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,304.385	251.464	110.580	9,445.269
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	6,487.200	27.855	1,611.056	4,903.999
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	48,044.059	9,499.945	9,890.464	47,653.540
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	2,346.757	0.000	2,346.757	0.000
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	835.414	4.015	0.000	839.429
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	88,489.271	1,930.992	5,560.759	84,859.504
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	669.105	0.000	233.072	436.033
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	134.846	0.000	0.867	133.979
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	213.267	0.000	0.000	213.267
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	39,213.603	1,825.171	10,057.750	30,981.024
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,975.815	0.000	1,975.815	0.000
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	863.343	3.211	145.297	721.257
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	53,120.598	3,655.384	7,066.328	49,709.654
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	42.880	0.000	0.000	42.880
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,778.651	46.694	16.809	3,808.536
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	2,404.774	2.193	763.182	1,643.785
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	59,655.918	2,309.810	8,799.140	53,166.588
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	1,135.480	0.000	1,036.832	98.648
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,517.194	0.000	72.974	1,444.220
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	44,217.593	1,426.594	12,439.875	33,204.312
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,325.323	0.000	1,325.323	0.000
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	90.444	0.000	1.873	88.571
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,635.964	941.456	1,687.458	18,889.962
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,478.901	0.000	1,478.901	0.000
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	0.000	0.000	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	80,493.714	1,703.339	16,580.222	65,616.831
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	16,661.576	0.000	3,023.560	13,638.016
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,684.967	696.129	917.821	32,463.275
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,917.109	0.000	207.825	4,709.284
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	41.724	0.000	0.597	41.127
VP Capital Appreciation Fund-Class I - 1.40% series contract	300,867.994	5,449.071	33,527.469	272,789.596
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	-0.000	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,692.812	0.000	4.218	1,688.594
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,798.150	0.000	655.955	1,142.195
VP Large Company Value Fund-Class I - 1.40% series contract	85,412.131	6,686.564	12,174.036	79,924.659
VP Large Company Value Fund-Class I - 1.25% series contract	4,830.305	0.000	4,830.305	0.000
VP Large Company Value Fund-Class I - 1.10% series contract	2,558.924	0.000	73.080	2,485.844
VP Large Company Value Fund-Class I - 0.95% series contract	4,312.980	6.136	1,719.068	2,600.048
VP Mid Cap Value Fund-Class I - 1.40% series contract	138,182.821	3,070.065	17,044.237	124,208.649
VP Mid Cap Value Fund-Class I - 1.25% series contract	5,243.037	0.000	5,243.037	0.000
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	0.000	0.000	2,138.254
VP Mid Cap Value Fund-Class I - 0.95% series contract	4,123.457	5.579	88.005	4,041.031
VP Ultra® Fund-Class I - 1.50% series contract	97.673	0.000	0.545	97.128
VP Ultra® Fund-Class I - 1.40% series contract	125,704.638	4,908.558	13,783.629	116,829.567
VP Ultra® Fund-Class I - 1.10% series contract	2,607.862	0.000	20.599	2,587.263
VP Ultra® Fund-Class I - 0.95% series contract	1,606.648	12.913	648.373	971.188

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	32,710.287	1,881.808	6,939.699	27,652.396
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,764.570	17.968	177.162	2,605.376
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.695	0.000	0.281	72.414
Technology Growth Portfolio-Initial Shares - 1.40% series contract	316,227.275	3,535.850	28,923.821	290,839.304
Technology Growth Portfolio-Initial Shares - 1.10% series contract	153.792	0.000	11.096	142.696
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,401.862	0.000	421.685	980.177
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.372	0.000	0.128	3.244
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	977,740.861	17,821.683	86,367.624	909,194.920
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	1,595.452	0.000	473.136	1,122.316
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	6,550.186	42.820	144.472	6,448.534
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	4,507.267	2.639	1,270.559	3,239.347
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	199,691.845	740.775	20,402.642	180,029.978
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,053.338	0.000	46.282	2,007.056
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	2,493.505	0.001	981.917	1,511.589
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	166,241.261	1,715.422	24,798.696	143,157.987
Appreciation Portfolio-Initial Shares - 1.25% series contract	5,482.772	0.000	5,375.577	107.195
Appreciation Portfolio-Initial Shares - 1.10% series contract	431.975	0.000	23.989	407.986
Appreciation Portfolio-Initial Shares - 0.95% series contract	635.065	19.348	18.004	636.409
Government Money Market Portfolio - 1.40% series contract	1,764,657.999	274,438.822	568,939.688	1,470,157.133
Government Money Market Portfolio - 1.10% series contract	38,215.817	0.000	1,730.970	36,484.847
Government Money Market Portfolio - 0.95% series contract	51,400.319	0.000	3,152.043	48,248.276
Growth and Income Portfolio-Initial Shares - 1.40% series contract	87,443.199	817.025	12,293.154	75,967.070
Growth and Income Portfolio-Initial Shares - 1.10% series contract	299.504	0.000	32.638	266.866
Growth and Income Portfolio-Initial Shares - 0.95% series contract	52.444	0.000	2.330	50.114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	151.449	0.000	8.868	142.581
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	157,348.087	1,614.322	12,358.361	146,604.048
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	342.998	0.000	281.783	61.215
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	103.859	0.000	3.173	100.686
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	96.415	0.001	0.001	96.415
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	29,639.182	867.178	3,866.993	26,639.367
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	0.000	924.359	0.000
Calamos® Growth and Income Portfolio - 0.95% series contract	6,516.344	47.202	38.989	6,524.557
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	22,300.904	1,603.386	2,796.960	21,107.330
Davis Value Portfolio - 1.25% series contract	2,893.380	0.000	2,850.476	42.904
Davis Value Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	1,468.555	4.328	729.557	743.326
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	82,116.239	1,673.314	14,382.576	69,406.977
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	0.000	42.288	265.110
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,077.985	6.643	55.798	1,028.830
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	145,218.007	13,937.992	41,138.932	118,017.067
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	1,381.410	0.000	1,350.119	31.291
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	10,581.824	69.693	301.405	10,350.112
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	504,425.154	5,091.766	58,192.759	451,324.161
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	6,513.964	0.000	6,499.844	14.120
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	2,070.518	0.000	255.203	1,815.315
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	4,006.282	11.828	655.832	3,362.278
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	229,243.539	3,001.365	20,027.514	212,217.390
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	575.409	0.000	531.498	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,341.633	0.000	98.478	3,243.155
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,214.770	1.827	363.536	853.061
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	295.868	0.000	13.847	282.021
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	288,721.376	2,925.055	32,711.429	258,935.002
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	3,080.830	0.000	2,092.831	987.999
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	667.582	0.000	11.911	655.671
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,455.108	0.000	0.000	2,455.108
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	296,337.588	2,698.820	27,947.042	271,089.366
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	75.156	0.000
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,863.436	0.000	-0.000	1,863.436
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	269,935.493	3,460.811	33,717.196	239,679.108
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	4,372.745	0.000	3,627.816	744.929
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,783.227	58.194	85.540	4,755.881
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	4,684.731	7.624	1,119.864	3,572.491
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	92.464	0.000	0.463	92.001
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	281,795.706	1,291.949	20,867.222	262,220.433
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,654.046	0.000	24.891	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	277.317	-0.001	273.425	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	117,082.666	7,125.612	23,508.105	100,700.173
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	6,078.934	0.000	6,061.608	17.326
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,943.643	26.989	95.427	3,875.205
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	3,072.670	8.531	1,396.358	1,684.843
Discovery Portfolio-Class I - 1.50% series contract	71.883	0.000	0.140	71.743
Discovery Portfolio-Class I - 1.40% series contract	32,200.203	3,273.886	5,620.891	29,853.198
Discovery Portfolio-Class I - 1.10% series contract	68.185	0.000	24.095	44.090
Discovery Portfolio-Class I - 0.95% series contract	937.047	146.488	497.201	586.334
U.S. Real Estate Portfolio-Class I - 1.40% series contract	90,287.771	2,317.458	6,828.925	85,776.304
U.S. Real Estate Portfolio-Class I - 1.25% series contract	2,096.842	0.000	2,034.859	61.983
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,858.039	36.882	54.015	1,840.906
U.S. Real Estate Portfolio-Class I - 0.95% series contract	965.309	400.962	527.132	839.139
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	72,122.550	1,890.321	19,269.515	54,743.356
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	0.000	377.555	0.000
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,029.086	0.000	54.586	974.500
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	5,135.338	9.444	525.760	4,619.022
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	183,301.602	27,746.035	46,609.331	164,438.306
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,488.830	0.000	6,425.928	62.902
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,603.675	56.211	243.556	13,416.330
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	15,332.777	97.402	843.405	14,586.774
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	42.674	0.000	42.674	0.000
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	30,903.534	438.177	3,295.799	28,045.912
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	45.425	0.000	45.425	0.000
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	33,522.333	231.387	4,961.300	28,792.420
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	29,254.896	643.748	2,222.648	27,675.996
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	2,122.229	0.000
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Periods Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	85	$62.876636	$70.885349	$5,376	0.60%	0.95%	1.40%	13.99%	14.50%
Invesco V.I. Capital Appreciation Fund-Series I Shares	43	37.733275	41.966585	1,646	0.00%	0.95%	1.50%	33.35%	34.10%
Invesco V.I. Comstock Fund-Series I Shares	166	28.267698	30.336144	4,756	1.72%	0.95%	1.50%	10.68%	11.29%
Invesco V.I. Conservative Balanced Fund-Series I Shares	48	15.596774	17.013934	755	1.84%	0.95%	1.40%	11.03%	11.53%
Invesco V.I. Core Equity Fund-Series I Shares	115	28.138244	30.498994	3,241	0.74%	0.95%	1.40%	21.64%	22.20%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	521	12.882484	13.099593	6,715	0.00%	0.95%	1.40%	11.57%	12.08%
Invesco V.I. Diversified Dividend Fund-Series I Shares	40	25.427804	26.939588	1,011	1.83%	0.95%	1.40%	7.52%	8.01%
Invesco V.I. Health Care Fund-Series I Shares	72	32.493874	36.018962	2,337	0.00%	0.95%	1.40%	1.58%	2.05%
Invesco V.I. High Yield Fund-Series I Shares	32	21.219331	23.209373	692	5.24%	0.95%	1.40%	8.64%	9.13%
Invesco V.I. Main Street Fund®-Series I Shares	48	36.946733	40.303303	1,783	0.81%	0.95%	1.40%	21.50%	22.05%
Invesco V.I. Small Cap Equity Fund-Series I Shares	41	32.672343	35.641194	1,356	0.00%	0.95%	1.40%	14.95%	15.47%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	35	16.317851	17.605828	580	1.97%	0.95%	1.40%	11.25%	11.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	22	12.406476	13.385724	271	2.22%	0.95%	1.40%	6.34%	6.82%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	76	17.913447	19.327362	1,387	1.79%	0.95%	1.40%	13.66%	14.18%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	34	14.284291	15.411755	497	2.05%	0.95%	1.40%	9.05%	9.55%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	225	21.307647	22.489093	4,846	0.00%	0.95%	1.50%	18.88%	19.55%
VP Large Company Value Fund-Class I	76	26.402502	28.801443	2,024	2.54%	0.95%	1.40%	2.43%	2.90%
VP Mid Cap Value Fund-Class I	113	41.820841	45.620209	4,754	2.24%	0.95%	1.40%	4.65%	5.13%
VP Ultra® Fund-Class I	103	52.684277	58.593970	5,566	0.00%	0.95%	1.50%	41.36%	42.15%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	29	24.430645	26.359145	715	0.55%	0.95%	1.40%	16.34%	16.87%
Technology Growth Portfolio-Initial Shares	260	55.856836	62.123154	14,825	0.00%	0.95%	1.50%	57.04%	57.91%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	812	52.754605	61.080431	44,024	1.42%	0.95%	1.50%	24.05%	24.74%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	150	39.787520	43.100283	5,957	0.77%	1.10%	1.40%	22.09%	22.46%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	132	52.581585	59.276483	6,964	0.71%	0.95%	1.40%	19.28%	19.82%
Government Money Market Portfolio	3,781	1.108595	1.232672	4,207	4.51%	0.95%	1.40%	2.87%	2.97%
Growth and Income Portfolio-Initial Shares	66	47.792971	53.878926	3,147	0.65%	0.95%	1.40%	24.92%	25.49%
Opportunistic Small Cap Portfolio-Initial Shares	132	29.653660	34.334455	4,024	0.33%	0.95%	1.50%	7.65%	8.25%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25	25.151850	27.136827	627	0.59%	0.95%	1.40%	18.44%	18.98%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	20	23.639526	25.505580	467	1.28%	0.95%	1.40%	30.78%	31.37%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	42.271891	47.276298	2,550	1.15%	0.95%	1.40%	15.13%	15.65%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	95	11.144507	12.024405	1,068	3.55%	0.95%	1.40%	19.07%	19.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	374	61.376858	69.191652	22,962	2.06%	0.95%	1.40%	13.80%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	191	83.693739	94.352212	16,023	0.15%	0.95%	1.40%	16.42%	16.95%
Janus Henderson VIT Forty Portfolio-Institutional Shares	235	57.583774	66.028154	13,900	0.19%	0.95%	1.50%	37.87%	38.64%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	240	35.316864	39.814290	8,481	0.92%	0.95%	1.40%	25.01%	25.58%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	218	37.686317	42.486205	8,225	1.51%	0.95%	1.40%	9.33%	9.82%
Janus Henderson VIT Research Portfolio-Institutional Shares	240	52.528284	60.819006	12,945	0.15%	0.95%	1.50%	41.03%	41.82%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	26	30.727728	33.719479	821	0.00%	0.95%	1.50%	42.18%	42.98%
U.S. Real Estate Portfolio-Class I	76	48.334703	54.490780	3,706	2.17%	0.95%	1.40%	12.92%	13.43%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	56	14.496496	15.813585	818	3.25%	0.95%	1.40%	2.22%	2.69%
PIMCO Total Return Portfolio-Administrative Class	163	15.197169	16.577876	2,495	3.61%	0.95%	1.40%	4.46%	4.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	28	12.502821	12.697239	357	1.34%	1.10%	1.40%	14.81%	15.16%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Periods Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	97	$55.161888	$61.906202	$5,379	0.70%	0.95%	1.40%	-3.97%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	51	28.295676	31.296096	1,465	0.00%	0.95%	1.50%	-31.82%	-31.44%
Invesco V.I. Comstock Fund-Series I Shares	187	25.540569	27.257697	4,852	1.63%	0.95%	1.50%	-0.39%	0.17%
Invesco V.I. Conservative Balanced Fund-Series I Shares	53	14.047478	15.254429	754	1.22%	0.95%	1.40%	-18.02%	-17.64%
Invesco V.I. Core Equity Fund-Series I Shares	131	23.131993	24.959187	3,021	0.86%	0.95%	1.40%	-21.66%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	570	11.546339	11.687760	6,584	0.00%	0.95%	1.40%	-31.95%	-31.64%
Invesco V.I. Diversified Dividend Fund-Series I Shares	49	23.648650	24.941126	1,149	1.83%	0.95%	1.40%	-3.05%	-2.61%
Invesco V.I. Health Care Fund-Series I Shares	86	31.987472	35.296933	2,741	0.00%	0.95%	1.40%	-14.53%	-14.14%
Invesco V.I. High Yield Fund-Series I Shares	34	19.532085	21.267076	659	3.83%	0.95%	1.40%	-10.82%	-10.41%
Invesco V.I. Main Street Fund®-Series I Shares	55	30.409629	33.022086	1,690	1.35%	0.95%	1.40%	-21.25%	-20.89%
Invesco V.I. Small Cap Equity Fund-Series I Shares	55	28.423582	30.865885	1,573	0.00%	0.95%	1.40%	-21.62%	-21.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36	14.668183	15.754246	535	1.73%	0.95%	1.40%	-14.10%	-13.71%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	23	11.667122	12.530946	267	1.34%	0.95%	1.40%	-13.05%	-12.65%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	79	15.760706	16.927666	1,265	1.36%	0.95%	1.40%	-14.46%	-14.07%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37	13.098784	14.068626	491	1.67%	0.95%	1.40%	-13.76%	-13.37%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	277	17.922925	18.812024	5,014	0.00%	0.95%	1.50%	-29.19%	-28.79%
VP Large Company Value Fund-Class I	85	25.775307	27.989824	2,201	2.02%	0.95%	1.40%	-1.65%	-1.21%
VP Mid Cap Value Fund-Class I	130	39.961798	43.394699	5,229	2.19%	0.95%	1.40%	-2.57%	-2.13%
VP Ultra® Fund-Class I	120	37.268293	41.219507	4,582	0.00%	0.95%	1.50%	-33.39%	-33.02%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	32	20.999399	22.554400	683	0.43%	0.95%	1.40%	-15.48%	-15.10%
Technology Growth Portfolio-Initial Shares	292	35.568841	39.340455	10,583	0.00%	0.95%	1.50%	-47.19%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	920	42.528319	48.967711	40,175	1.27%	0.95%	1.50%	-19.54%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	184	32.587961	36.571412	5,993	0.51%	0.95%	1.40%	-23.95%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	144	44.082205	49.469834	6,366	0.61%	0.95%	1.40%	-19.21%	-18.84%
Government Money Market Portfolio	1,555	1.077713	1.197106	1,684	1.15%	0.95%	1.40%	-0.15%	0.26%
Growth and Income Portfolio-Initial Shares	76	38.259607	42.936272	2,920	0.72%	0.95%	1.40%	-16.01%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	147	27.547032	31.718663	4,155	0.00%	0.95%	1.50%	-17.87%	-17.41%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	33	21.235450	22.807575	715	0.64%	0.95%	1.40%	-20.20%	-19.84%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	23	18.076030	19.414610	421	1.10%	0.95%	1.40%	-21.25%	-20.89%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	71	36.717468	40.878226	2,601	0.87%	0.95%	1.40%	-21.75%	-21.39%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	135	9.359527	10.052747	1,272	3.09%	0.95%	1.40%	-8.90%	-8.48%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	457	53.932573	60.524087	24,651	1.14%	0.95%	1.40%	-17.57%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	216	71.887489	80.675308	15,579	0.19%	0.95%	1.40%	-17.12%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	263	41.766629	47.626588	11,280	0.16%	0.95%	1.50%	-34.55%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	273	28.251596	31.705077	7,716	0.96%	0.95%	1.40%	-20.54%	-20.18%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	249	34.471528	38.685845	8,599	1.61%	0.95%	1.40%	-9.88%	-9.47%
Janus Henderson VIT Research Portfolio-Institutional Shares	265	37.245869	42.886020	10,133	0.14%	0.95%	1.50%	-30.94%	-30.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	106	18.793689	21.090930	2,007	3.94%	0.95%	1.40%	-15.53%	-15.14%
Discovery Portfolio-Class I	31	21.611129	23.584158	672	0.00%	0.95%	1.50%	-63.52%	-63.32%
U.S. Real Estate Portfolio-Class I	89	42.805228	48.038442	3,800	1.16%	0.95%	1.40%	-28.07%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	60	14.181160	15.399470	862	6.74%	0.95%	1.40%	-13.14%	-12.75%
PIMCO Total Return Portfolio-Administrative Class	193	14.548337	15.798160	2,830	2.67%	0.95%	1.40%	-15.51%	-15.12%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	28	15.527423	15.527423	435	0.78%	1.40%	1.40%	-13.89%	-13.89%
Timothy Plan Strategic Growth Portfolio Variable Series	29	15.990763	15.990763	460	0.93%	1.40%	1.40%	-14.17%	-14.17%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	29	10.889807	11.025674	313	3.16%	1.10%	1.40%	-18.97%	-18.73%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Periods Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	109	$57.444554	$64.175442	$6,289	0.45%	0.95%	1.40%	26.16%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	54	41.501754	45.647719	2,280	0.00%	0.95%	1.50%	20.73%	21.41%
Invesco V.I. Comstock Fund-Series I Shares	208	25.640535	27.212717	5,390	1.81%	0.95%	1.50%	31.36%	32.09%
Invesco V.I. Conservative Balanced Fund-Series I Shares	62	17.134632	18.522377	1,072	1.51%	0.95%	1.40%	9.08%	9.58%
Invesco V.I. Core Equity Fund-Series I Shares	146	29.526635	31.714325	4,302	0.65%	0.95%	1.40%	25.95%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	635	16.966960	17.096742	10,773	0.00%	0.95%	1.40%	17.43%	17.97%
Invesco V.I. Diversified Dividend Fund-Series I Shares	51	24.393330	25.609842	1,253	2.09%	0.95%	1.40%	17.23%	17.77%
Invesco V.I. Health Care Fund-Series I Shares	90	37.424317	41.108827	3,352	0.21%	0.95%	1.40%	10.73%	11.23%
Invesco V.I. High Yield Fund-Series I Shares	44	21.901477	23.738766	967	4.68%	0.95%	1.40%	2.92%	3.39%
Invesco V.I. Main Street Fund®-Series I Shares	59	38.615183	41.742237	2,307	0.69%	0.95%	1.40%	25.78%	26.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	63	36.262982	39.200102	2,283	0.18%	0.95%	1.40%	18.72%	19.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	49	17.076305	18.257430	834	1.28%	0.95%	1.40%	9.24%	9.74%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	25	13.418391	14.346478	338	1.34%	0.95%	1.40%	0.85%	1.31%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	97	18.425977	19.700463	1,811	1.07%	0.95%	1.40%	13.28%	13.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38	15.189111	16.239689	576	1.38%	0.95%	1.40%	4.98%	5.46%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	306	25.310689	26.418750	7,807	0.00%	0.95%	1.50%	9.49%	10.10%
VP Large Company Value Fund-Class I	97	26.208755	28.331466	2,561	1.49%	0.95%	1.40%	20.01%	20.56%
VP Mid Cap Value Fund-Class I	150	41.017196	44.338759	6,164	1.18%	0.95%	1.40%	21.48%	22.03%
VP Ultra® Fund-Class I	130	55.948770	61.536995	7,417	0.00%	0.95%	1.50%	21.31%	21.99%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	37	24.845993	26.564708	937	0.47%	0.95%	1.40%	23.80%	24.37%
Technology Growth Portfolio-Initial Shares	318	67.354634	74.082592	21,792	0.00%	0.95%	1.50%	11.23%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	990	52.857336	60.523089	53,697	1.14%	0.95%	1.50%	26.49%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	204	42.851082	47.870744	8,771	0.77%	0.95%	1.40%	25.22%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	173	54.564241	60.955032	9,384	0.44%	0.95%	1.40%	25.35%	25.92%
Government Money Market Portfolio	1,854	1.079301	1.194023	2,010	0.01%	0.95%	1.40%	-1.29%	-0.78%
Growth and Income Portfolio-Initial Shares	88	45.551606	50.887610	4,001	0.48%	0.95%	1.40%	23.87%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	158	33.540192	38.405179	5,433	0.12%	0.95%	1.50%	14.72%	15.36%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37	26.611253	28.451641	999	0.36%	0.95%	1.40%	19.70%	20.24%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	28	22.952926	24.540758	646	0.55%	0.95%	1.40%	16.20%	16.73%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	84	46.920950	52.000745	3,924	0.87%	0.95%	1.40%	12.90%	13.42%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	164	10.273677	10.984520	1,691	2.00%	0.95%	1.40%	2.70%	3.17%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	517	65.428890	73.092239	33,788	0.90%	0.95%	1.40%	15.56%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	234	86.732490	96.893191	20,353	0.32%	0.95%	1.40%	15.20%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	295	63.813174	72.362244	19,303	0.00%	0.95%	1.50%	21.05%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	298	35.553685	39.718606	10,610	0.52%	0.95%	1.40%	16.44%	16.97%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	284	38.251898	42.733453	10,862	1.16%	0.95%	1.40%	11.99%	12.51%
Janus Henderson VIT Research Portfolio-Institutional Shares	285	53.933650	61.756115	15,758	0.10%	0.95%	1.50%	18.53%	19.19%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	130	22.248521	24.854754	2,906	3.97%	0.95%	1.40%	-1.72%	-1.27%
Discovery Portfolio-Class I	33	59.240604	64.288999	2,005	0.00%	0.95%	1.50%	-12.40%	-11.91%
U.S. Real Estate Portfolio-Class I	95	59.513452	66.485819	5,679	2.05%	0.95%	1.40%	37.85%	38.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	79	16.326741	17.648937	1,292	4.88%	0.95%	1.40%	4.13%	4.61%
PIMCO Total Return Portfolio-Administrative Class	219	17.218209	18.612541	3,803	1.78%	0.95%	1.40%	-2.65%	-2.20%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31	17.677399	18.032924	558	0.72%	1.40%	1.50%	6.31%	6.42%
Timothy Plan Strategic Growth Portfolio Variable Series	34	18.263939	18.631120	625	0.74%	1.40%	1.50%	10.83%	10.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	32	13.439982	13.566417	436	1.12%	1.10%	1.40%	10.28%	10.61%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Periods Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	59	$34.941573	$37.599505	$2,061	0.00%	0.95%	1.40%	34.67%	35.29%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	15.707637	16.902660	1,065	2.11%	0.95%	1.40%	13.24%	13.76%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	716	14.448404	14.492734	10,349	0.00%	0.95%	1.40%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	73	30.699501	33.034829	2,259	1.34%	0.95%	1.40%	12.34%	12.86%
Invesco V.I. American Value Fund-Series I Shares	122	45.533139	50.637323	5,568	0.77%	0.95%	1.40%	-0.30%	0.16%
Invesco V.I. Comstock Fund-Series I Shares	247	19.519087	20.600974	4,879	2.05%	0.95%	1.50%	-2.34%	-1.80%
Invesco V.I. Core Equity Fund-Series I Shares	165	23.442820	25.065379	3,863	1.25%	0.95%	1.40%	12.25%	12.77%
Invesco V.I. Diversified Dividend Fund-Series I Shares	62	20.808037	21.746513	1,296	2.76%	0.95%	1.40%	-1.26%	-0.81%
Invesco V.I. Health Care Fund-Series I Shares	93	33.798976	36.957773	3,136	0.29%	0.95%	1.40%	12.85%	13.37%
Invesco V.I. High Yield Fund-Series I Shares	49	21.279920	22.960252	1,041	5.35%	0.95%	1.40%	1.87%	2.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	71	30.545858	32.869895	2,189	0.30%	0.95%	1.40%	25.46%	26.03%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	56	15.632089	16.637374	881	1.75%	0.95%	1.40%	7.59%	8.08%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27	13.305826	14.161473	369	1.71%	0.95%	1.40%	5.00%	5.48%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	135	16.266374	17.312477	2,227	1.85%	0.95%	1.40%	8.46%	8.96%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	14.468792	15.399236	595	2.04%	0.95%	1.40%	6.91%	7.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340	23.117417	23.995406	7,922	0.00%	0.95%	1.50%	40.31%	41.10%
VP Large Company Value Fund-Class I	105	21.839096	23.500669	2,307	1.56%	0.95%	1.40%	1.18%	1.64%
VP Mid Cap Value Fund-Class I	165	33.764588	36.333065	5,597	1.57%	0.95%	1.40%	-0.21%	0.25%
VP Ultra® Fund-Class I	147	46.119352	50.444191	6,913	0.00%	0.95%	1.50%	47.60%	48.43%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	47	20.068949	21.359765	944	0.48%	0.95%	1.40%	6.33%	6.82%
Technology Growth Portfolio-Initial Shares	351	60.551778	66.230329	21,582	0.24%	0.95%	1.50%	67.37%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,118	41.788789	47.583744	47,893	1.44%	0.95%	1.50%	16.23%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	219	34.220597	38.055631	7,507	1.05%	0.95%	1.40%	22.40%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	195	43.529044	48.406481	8,456	0.75%	0.95%	1.40%	21.95%	22.51%
Government Money Market Portfolio	2,255	1.093430	1.203468	2,474	0.19%	0.95%	1.40%	-1.10%	-0.62%
Growth and Income Portfolio-Initial Shares	96	36.773126	40.894229	3,544	0.69%	0.95%	1.40%	22.88%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	182	29.237798	33.292847	5,446	0.56%	0.95%	1.50%	18.09%	18.75%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	51	22.231976	23.661527	1,153	0.45%	0.95%	1.40%	20.71%	21.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	38	19.752528	21.023031	764	0.61%	0.95%	1.40%	10.15%	10.66%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	91	41.559829	45.849925	3,771	1.03%	0.95%	1.40%	17.75%	18.29%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	161	10.003590	10.647149	1,624	3.11%	0.95%	1.40%	-2.55%	-2.10%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	594	56.621270	62.965661	33,616	1.70%	0.95%	1.40%	12.71%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	261	75.291243	83.729416	19,643	0.06%	0.95%	1.40%	17.80%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	323	52.714650	59.444924	17,452	0.27%	0.95%	1.50%	37.31%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	329	30.534712	33.956707	10,051	0.66%	0.95%	1.40%	18.38%	18.92%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	316	34.155244	37.983530	10,797	1.19%	0.95%	1.40%	14.66%	15.19%
Janus Henderson VIT Research Portfolio-Institutional Shares	329	45.502581	51.812901	15,356	0.39%	0.95%	1.50%	30.95%	31.69%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	156	22.637779	25.174652	3,540	2.86%	0.95%	1.40%	6.29%	6.77%
Discovery Portfolio-Class I	45	68.567750	72.976940	3,106	0.00%	0.95%	1.40%	148.77%	149.90%
U.S. Real Estate Portfolio-Class I	105	43.173937	48.013084	4,522	2.44%	0.95%	1.40%	-18.02%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	90	15.679073	16.871796	1,424	1.45%	0.95%	1.40%	10.15%	10.65%
PIMCO Total Return Portfolio-Administrative Class	254	17.686765	19.032133	4,526	2.09%	0.95%	1.40%	7.14%	7.63%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	37	16.628610	16.945841	619	0.68%	1.40%	1.50%	6.61%	6.72%
Timothy Plan Strategic Growth Portfolio Variable Series	42	16.479404	16.793671	703	0.49%	1.40%	1.50%	7.54%	7.65%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	42	12.187559	12.264867	517	3.24%	1.10%	1.40%	10.35%	10.69%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Periods Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	67	$25.945840	$27.792358	$1,756	0.06%	0.95%	1.40%	34.29%	34.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	13.870510	14.857783	932	2.32%	0.95%	1.40%	15.87%	16.40%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	84	27.326435	29.271142	2,308	1.12%	0.95%	1.40%	30.23%	30.83%
Invesco V.I. American Value Fund-Series I Shares	131	44.648071	50.556589	5,970	0.69%	0.95%	1.50%	23.15%	23.84%
Invesco V.I. Comstock Fund-Series I Shares	277	19.987709	20.978006	5,586	1.94%	0.95%	1.50%	23.42%	24.11%
Invesco V.I. Core Equity Fund-Series I Shares	179	20.884135	22.227823	3,742	1.06%	0.95%	1.40%	27.16%	27.74%
Invesco V.I. Diversified Dividend Fund-Series I Shares	69	21.074460	21.924534	1,456	2.91%	0.95%	1.40%	23.34%	23.90%
Invesco V.I. Health Care Fund-Series I Shares	109	29.949460	32.599255	3,284	0.04%	0.95%	1.40%	30.65%	31.25%
Invesco V.I. High Yield Fund-Series I Shares	55	20.889853	22.436625	1,158	5.68%	0.95%	1.40%	11.92%	12.43%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	412	20.617090	21.518766	8,574	0.00%	0.95%	1.50%	32.33%	33.06%
Invesco V.I. Small Cap Equity Fund-Series I Shares	85	24.347354	26.080462	2,078	0.00%	0.95%	1.40%	24.83%	25.40%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	71	14.529538	15.393457	1,039	1.98%	0.95%	1.40%	14.63%	15.16%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	12.672433	13.425896	375	2.04%	0.95%	1.40%	7.99%	8.49%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144	14.997429	15.889197	2,188	1.82%	0.95%	1.40%	18.09%	18.63%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	13.534043	14.338756	559	2.10%	0.95%	1.40%	11.32%	11.83%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	385	16.475386	17.005924	6,379	0.00%	0.95%	1.50%	33.53%	34.28%
VP Large Company Value Fund-Class I	112	21.585337	23.121709	2,434	2.14%	0.95%	1.40%	25.69%	26.27%
VP Mid Cap Value Fund-Class I	193	33.835591	36.243486	6,567	2.13%	0.95%	1.40%	27.34%	27.92%
VP Ultra® Fund-Class I	168	31.245701	33.985680	5,349	0.00%	0.95%	1.50%	32.56%	33.30%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	48	18.873899	19.996294	921	0.37%	0.95%	1.40%	18.18%	18.72%
Technology Growth Portfolio-Initial Shares	400	36.178300	39.351142	14,684	0.00%	0.95%	1.50%	23.93%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,242	35.952796	40.710506	45,700	1.74%	0.95%	1.50%	29.22%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	240	27.957786	30.949362	6,711	1.53%	0.95%	1.40%	32.48%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	218	35.693379	39.511978	7,733	1.20%	0.95%	1.40%	34.19%	34.80%
Government Money Market Portfolio	1,930	1.087344	1.210919	2,143	1.59%	0.95%	1.50%	0.14%	0.58%
Growth and Income Portfolio-Initial Shares	112	29.254598	33.126852	3,368	1.14%	0.95%	1.50%	27.18%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	226	24.758976	28.035898	5,729	0.00%	0.95%	1.50%	19.95%	20.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	59	18.417377	19.512364	1,091	1.70%	0.95%	1.40%	23.80%	24.37%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	46	17.932096	18.998529	837	1.56%	0.95%	1.40%	29.33%	29.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	100	35.293731	38.759660	3,525	1.15%	0.95%	1.40%	23.47%	24.03%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	196	10.264855	10.875397	2,022	1.73%	0.95%	1.40%	10.95%	11.46%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	677	49.113515	55.611749	33,983	1.91%	0.95%	1.50%	20.75%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	304	63.916347	70.755833	19,494	0.21%	0.95%	1.40%	33.59%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	381	38.392346	43.053127	14,938	0.15%	0.95%	1.50%	35.10%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	355	25.794824	28.554919	9,162	1.03%	0.95%	1.40%	27.24%	27.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	365	29.787333	32.975029	10,883	1.88%	0.95%	1.40%	25.24%	25.81%
Janus Henderson VIT Research Portfolio-Institutional Shares	373	34.746734	39.345238	13,281	0.47%	0.95%	1.50%	33.49%	34.23%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	174	20.822802	23.577844	3,717	4.18%	0.95%	1.50%	9.22%	9.83%
Discovery Portfolio-Class I	44	27.563176	29.202282	1,203	0.00%	0.95%	1.40%	38.15%	38.78%
U.S. Real Estate Portfolio-Class I	124	52.664447	58.300107	6,546	1.96%	0.95%	1.40%	17.27%	17.81%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	102	14.234304	15.247334	1,466	1.81%	0.95%	1.40%	6.93%	7.42%
PIMCO Total Return Portfolio-Administrative Class	258	16.508614	17.683424	4,304	3.06%	0.95%	1.40%	6.85%	7.34%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	41	15.597572	15.878974	658	1.19%	1.40%	1.50%	13.94%	14.06%
Timothy Plan Strategic Growth Portfolio Variable Series	46	15.324599	15.600958	714	0.76%	1.40%	1.50%	17.98%	18.10%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	55	11.044006	11.080229	607	1.63%	1.10%	1.40%	16.76%	17.12%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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